ADVANCES FROM PROSPECTIVE CUSTOMERS DISTRIBUTORS	12 Months Ended
Dec. 31, 2021
ADVANCES FROM PROSPECTIVE CUSTOMERS DISTRIBUTORS
NOTE 9 - ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

NOTE 9 – ADVANCES FROM PROSPECTIVE CUSTOMERS/DISTRIBUTORS

Advances from prospective customers/distributors consists of:

	In RMB		In USD
Source of Advance	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Advancer 1	¥1,544,748	¥3,000,000	$243,268	$459,516
Advancer 2	550,000	-	86,614	-
Advancer 3	500,000	500,000	78,740	76,586
Advancer 4	348,000	348,000	54,803	53,304
Advancer 5	50,000	50,000	7,874	7,659
Advancer 6	50,000	50,000	7,874	7,659
Advancer 7	31,012	-	4,884	-
Advancer 8	5,680	-	894	-
Advancer 9	31	-	5	-
Advancer 10	-	500,000		76,586
Advancer 11	-	250,000		38,293
Advancer 12	-	250,000		38,293
	¥3,079,471	¥4,948,000	$484,956	$757,896

The related verbal agreements between Yubo Beijng and the nine entities provide for the nine entities to purchase inventory from Yubo Beijing or enter into such other arrangements with Yubo Beijing as the parties mutually agree. Pending formal approval of any such arrangements, all of the nine PRC entities have the right to request the return of their advances.

NOTE 10 – DUE TO RELATED PARTIES

Due to related parties consisted of the following:

	December 31,	December 31,
	2021	2020
Ms. Huang Li (4)	$61,492	$-
Mr. Yang Wang (3)	92,719	91,951
Mr. Jun Wang (2)	439,449
World Precision Medicine Technology Inc. (1)	670,000	-
Total	$1,263,660	$91,951

(3)	Mr. Yang Wang controls 21.14% of the outstanding Class A common stock of Yubo New York and is a director of the Company and Yubo Beijing.

(1)

World Precision Medicine Technology Inc. is controlled by Mr.. Cheung Ho Shun. Cheung Ho Shun purchased 152,284 ordinary shares of Platinum (now 1,754,997 shares of Yubo New York Class A common stock) on September 11, 2020 for $750,000 cash.

(4)	Ms. Huang Li is a shareholder of Focus One Technology Group Limited (“Focus One”). Focus One owns 9.75% of the issued and outstanding Class A common stock of the Company.

(2)	Mr. Jun Wang controls 34.14% of the outstanding Class A common stock of Yubo New York and is the CEO of the Company and Yubo Beijing.

The due to related parties payables are noninterest bearing and are due on demand.

NOTE 11 – SHAREHOLDERS’ EQUITY

Yubo Biotech International Limited

The Company has three types of stocks:

Preferred stock – par value 0.01 per share, 5,000,000 shares authorized, none issued.

Common Stock Class A – par value 0.001 per share, 1,000,000,000 shares authorized, 118,177,885 shares issued and outstanding at December 31, 2021.

Common Stock Class B – par value 0.001 per share, 3,750,000 shares authorized, 4,447 shares issued and outstanding at December 31, 2021.

On January 14, 2021, Lina Liu, Company CFO, cancelled 116,697,438 shares of Class A common stock acquired by her on October 2, 2020.

F-18

On January 14, 2021, the Company issued 117,000,000 shares of Class A common stock in connection with the acquisition of Platinum, as follows:

Name of Selling Shareholder	Number of Exchange Shares	Percentage of Exchange Shares
FLYDRAGON INTERNATIONAL LIMITED (controlled by Mr. Jun Wang)	39,943,800	34.14%
CHINAONE TECHNOLOGY LIMITED (controlled by Mr. Yang Wang)	19,211,400	16.42%
BOAO BIOTECH LIMITED (controlled by Mr. Yulin Cao)	24,967,800	21.34%
FOCUS DRAW GROUP LIMITED (controlled by Ms. Lina Liu)	13,829,400	11.82%
FOCUSONE TECHNOLOGY GROUP LIMITED (controlled by Mr. Jin Wei)	11,524,500	9.85%
DRAGONCLOUD TECHNOLOGY LIMITED (Controlled by Mr. Yang Wang)	5,768,100	4.93%
CHEUNG HO SHUN	1,755,000	1.50%
TOTAL	117,000,000	100.00%

Platinum International Biotech Co., LTD (Cayman Islands) (“Platinum”)

Platinum has authorized 500,000,000 ordinary shares with a par value of $0.0001 per share with 10,152,284 shares issued and outstanding at December 31, 2021.

On April 7, 2020, Platinum issued a total of 10,000,000 ordinary shares to six entities as follows:

Entity	Shares
1. Flydragon International Limited (controlled by Mr. Jun Wang)	3,466,000
2. Chinaone Technology Limited (controlled by Mr. Yang Wang)	1,667,000
3. Boao Biotech Limited (controlled by Mr. Yulin Cao)	2,167,000
4. Dragoncloud Technology Limited (controlled by Mr. Yang Wang)	500,000
5. Focus Draw Group Limited (controlled by Ms. Lina Liu)	1,200,000
6. Focusone Technology Group Limited (controlled by Mr. Jin Wei)	1,000,000
Total	10,000,000

On September 11, 2020, Platinum sold 152,284 ordinary shares to Mr. Cheung Ho Shun for $750,000 cash.

On January 21, 2021, Yubo New York acquired all 10,152,284 ordinary shares of Platinum outstanding.

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)

Yubo Chengdu has subscribed capital of $1,500,000 which has not yet been paid by its shareholder. The subscribed capital is due for payment on January 1, 2040.

Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)

Yubo Beijing has subscribed capital of $1,574,803 (RMB 10,000,000), all of which have been paid by its shareholders as of December 31, 2021.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries or its VIE. Relevant PRC statutory laws and regulations permit payments of dividends by Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries and VIE included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing.

F-19

Yubo Chengdu, Yubo Jingzhi, Yubo,Global and Yubo Beijing are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, Yubo Chengdu, Yubo Jingzhi, Yubo Global and Yubo Beijing may allocate a portion of its after-tax profits based on PRC accounting standards to an enterprise expansion fund and a staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

Since inception to December 31, 2021, Yubo Chengdu, Yubo Jingzhi, Yubo Global, and Yubo Beijing have not generated any profit and had negative retained earnings as of December 31, 2021. As a result, these entities have not accrued statutory reserve funds.

The ability of the Company’s PRC subsidiaries and its VIE to make dividends and other payments to the Company may also be restricted by changes in applicable foreign exchange and other laws and regulations. Foreign currency exchange regulation in China is primarily governed by the following rules:

•	Foreign Exchange Administration Rules (1996), as amended in August 2008, or the Exchange Rules;

•	Administration Rules of the Settlement, Sale and Payment of Foreign Exchange (1996), or the Administration Rules.

Currently, under the Administration Rules, Renminbi is freely convertible for current account items, including the distribution of dividends, interest payments, trade and service related foreign exchange transactions, but not for capital account items, such as direct investments, loans, repatriation of investments and investments in securities outside of China, unless the prior approval of the State Administration of Foreign Exchange (the “SAFE”) is obtained and prior registration with the SAFE is made. Foreign-invested enterprises that need foreign exchange for the distribution of profits to its shareholders may affect payment from their foreign exchange accounts or purchase and pay foreign exchange rates at the designated foreign exchange banks to their foreign shareholders by producing board resolutions for such profit distribution. Based on their needs, foreign-invested enterprises are permitted to open foreign exchange settlement accounts for current account receipts and payments of foreign exchange along with specialized accounts for capital account receipts and payments of foreign exchange at certain designated foreign exchange banks.

Although the current Exchange Rules allow the convertibility of Chinese Renminbi into foreign currency for current account items, conversion of Chinese Renminbi into foreign exchange for capital items, such as foreign direct investment, loans or securities, requires the approval of SAFE, which is under the authority of the People’s Bank of China. These approvals, however, do not guarantee the availability of foreign currency conversion. The Company cannot be sure that it will be able to obtain all required conversion approvals for its operations or that the Chinese regulatory authorities will not impose greater restrictions on the convertibility of Chinese Renminbi in the future. Currently, all of the Company’s revenues are generated in Renminbi. Any future restrictions on currency exchanges may limit the Company’s ability to use its retained earnings generated in Renminbi to make dividends or other payments in U.S. dollars or fund possible business activities outside China.

NOTE 12 – RELATED PARTY TRANSACTIONS

On February 17, 2020, Yubo Beijing executed an Agreement of Joint Research and Development with Beijing Zhenxigu Medical Research Center LP (“Zhenxigu”), an entity that owns 18.18% of Yubo Beijing Capital stock and is controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). Pursuant to the agreement, Yubo Beijing paid RMB 241,880 ($35,848 at the 6.7473 average exchange rate for the year ended December 31, 2020) to Zhenxigu for research and development relating to the medical fluid to be included with the nebulizers to be sold to customers. Such expense has been included with other operating expenses in the accompanying Consolidated Statement of Operations and Comprehensive Loss for the three months ended March 31, 2020.

F-20

On February 27, 2020, Yubo Beijing executed a Patent Transfer Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provided for the assignment of two patents owned by Zhenhuikang to Yubo Beijing for consideration of RMB 140,000 ($22,047 at the 6.3500 current exchange rate at December 31, 2021) (See Note 7).

On February 27, 2020, Yubo Beijing executed an Entrustment Technical Service Agreement with Beijing Zhenhuikang Biotechnology Co. LTD (“Zhenhuikang”), an entity controlled by Mr. Yulin Cao (who is a director of Platinum and Yubo Beijing). The Agreement provides for Zhenhuikang to, among other things, assist Yubo Beijing in the preparation of 300 sets of endometrial stem cell harvesting packages. As amended July 2, 2020, the Agreement provides for Yubo Beijing to pay Zhenhuikang at the rate of RMB 666 per set or RMB 199,800 total ($31,465 at the 6.3500 current exchange rate at December 31, 2021). As of December 31, 2021, preparation of the stem cell harvesting packages has not yet commenced, no payments to Zhenhuikang have been made, and no expense or liability has been recorded.

On May 11, 2021, World Precision Medicine Technology Inc., a company owned and controlled by Cheung Ho Shun, a shareholder of Yubo International Biotech Limited, provided the Company $600,000 in a working capital loan. On November 24, 2021, World Precision Medicine Technology, Inc. provided the Company another loan for $70,000. Both loans are due on demand and non-interest bearing.

NOTE 13 – INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, Platinum is not subject to tax on income or capital gains. In addition, payments of dividends by Platinum to its shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Platinum HK was incorporated under the Hong Kong tax law where the statutory income tax rate is 16.5%. Platinum HK has had no taxable income or loss from May 4, 2020 (inception) to December 31, 2021.

People’s Republic of China

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”), Yubo Jingzhi Biotechnology (Chengdu) Co. LTD. (“Yubo Jingzhi”), Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global”) and Yubo International Biotech (Beijing) Limited were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Yubo Chengdu has had no taxable income or loss from September 4, 2020 (inception) to December 31, 2021.

Yubo Beijing has had net losses of $231,193 for the year ended December 31, 2019, $597,713 for the year ended December 31, 2020, and $649,871 for the year ended December 31, 2021. Yubo Global had a net loss of $488,790 for the year ended December 31, 2021. Yubo Jingzhi had a net loss of $1,207 for the year ended December 31, 2021. These losses can be carried forward for five years to reduce future years’ taxable income through year 2024 to year 2026. Based on management’s present assessment, the Company has not yet determined it to be more likely than not that future utilization of the net operating loss carryforwards will be realized. Accordingly, the Company has recorded a 100% valuation allowance against the deferred tax asset at December 31, 2021 and December 31, 2020.

The components of deferred tax assets were as follows:

	December 31, 2021	December 31, 2020

Net operating losses carry forward	$492,194	$207,227
Valuation allowance	(492,194)	(207,227)
Deferred tax assets, net	$-	$-

F-21

The reconciliation of the provisions for (benefits from) income tax by applying the PRC tax rate to income (loss) before provisions for income tax and the actual provisions for income tax is as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020

Income tax (benefits) at 25%	$(385,610)	$(177,950)
Net loss of Platinum	100,856	28,522
Increase in valuation allowance	284,967	149,428
Other	(213)	-
Provision for income taxes	$-	$-

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change and may lead to tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no liability for uncertainty in income taxes was necessary as of December 31, 2021 and December 31, 2020.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Freelancer Service Contract

On March 30, 2020, Yubo Beijing executed an agreement with Hainan Huiyonggong Service Ltd. (“HHS”). The agreement provided for HHS to engage sales representatives (often Yubo Beijing customers) to refer new customers to Yubo Beijing and for Yubo Beijing to pay fees to HHS based on the amount of sales generated from HHS’s sales representatives. The term of the agreement was for one year expiring March 29, 2021.

Website Platform Maintenance Agreement

On April 29, 2020, Yubo Beijing executed an agreement with Hainan Haifu Technology Ltd. (“HHT”). The agreement provided for HHT to provide certain website maintenance services for Yubo Beijing and provided for Yubo Beijing to pay a monthly fee of RMB 150,000 ($22,231 at the 6.7473 average exchange rate for the year ended December 31, 2020) to HHT. The term of the agreement, which originally was for one year expiring April 28, 2021, was mutually terminated on October 30, 2020.

Credit risk

Cash deposits with banks are held in financial institutions in the PRC, which are insured with deposit protection up to RMB 500,000 (approximately $78,740 at December 31, 2021). Accordingly, the Company has a concentration of credit risk from time to time relating to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Risks of Variable Interest Entity Structure

Although the structure the Company has adopted is consistent with longstanding industry practice, and is commonly adopted by comparable companies in China, the PRC government may not agree that these arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. There are uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the Company’s contractual arrangements, which could limit the Company’s ability to enforce these contractual arrangements. If the Company or its variable interest entity is found to be in violation of any existing or future PRC laws, rules or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion to take action in dealing with such violations or failures, including levying fines, revoking business and other licenses of the Company’s variable interest entity, requiring the Company to discontinue or restrict its operations, restricting its right to collect revenue, requiring the Company to restructure its operations or taking other regulatory or enforcement actions against the Company. In addition, it is unclear what impact the PRC government actions would have on the Company and on its ability to consolidate the financial results of its variable interest entity in the consolidated financial statements, if the PRC government authorities were to find the Company’s legal structure and contractual arrangements to be in violation of PRC laws, rules and regulations. If the imposition of any of these government actions causes the Company to lose its right to direct the activities of Yubo Beijing or the right to receive their economic benefits, the Company would no longer be able to consolidate Yubo Beijing.

NOTE 15 – MAJOR CUSTOMERS

Two customers accounted for 31% and 13% of total sales in the year ended December 31, 2021. Three customers accounted for 55%, 24%, and 14% of total accounts receivable at December 31, 2021.

F-22

YUBO INTERNATIONAL BIOTECH LIMITED

5,000,000 Shares of Class A Common Stock Offered by the Company

12,251,100 Shares of Class A Common Stock Offered by the Selling Stockholders

 _________

PROSPECTUS

 _________

_____________

                       , 2022

PART II

INFORMATION NOT REQUIRED IN THE PROSPECTUS

Item 13. Other Expenses of Issuance and Distribution.

The following is an itemized statement of the estimated amounts of all expenses payable by us in connection with the registration of the common stock, other than underwriting discounts and commissions. All amounts are estimates except the SEC registration fee.

SEC Registration Fee	$941.05
Accounting Fees and Expenses	$50,000.00
Legal Fees and Expenses	$80,000.00
Miscellaneous Expenses	$20,000.00
Total	$150,941.05

Item 14. Indemnification of Directors and Officers.

The NYBCL permits a corporation to indemnify its current and former directors and officers against expenses, judgments, fines and amounts paid in connection with a legal proceeding. To be indemnified, the person must have acted in good faith and in a manner the person reasonably believed to be in, and not opposed to, the best interests of the corporation. With respect to any criminal action or proceeding, the person must not have had reasonable cause to believe the conduct was unlawful.

The NYBCL permits a present or former director or officer of a corporation to be indemnified against certain expenses if the person has been successful, on the merit or otherwise, in defense of any proceeding brought against such person by virtue of the fact that the person is or was an officer or director of the corporation. In addition, the NYBCL permits the advancement of expenses relating to the defense of any proceeding to directors and officers contingent upon the person's commitment to repay advances for expenses in the case he or she is ultimately found not to be entitled to be indemnified.

The NYBCL provides that the indemnification provisions contained in the NYBCL are not exclusive of any other right that a person seeking indemnification may have or later acquire under any provision of a corporation's certification of incorporation or by-laws, or, when authorized by the corporation's certificate of incorporation or by-laws, by any agreement, by any vote of shareholders or disinterested directors or otherwise. The NYBCL also provides that a corporation may maintain insurance, at its expense, to protect its directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of the NYBCL provided the contract of insurance covering the directors and officers provides, in a manner acceptable to the New York superintendent of insurance, for a retention amount and for co-insurance.

Our amended and restated bylaws provide that, to the maximum extent permitted by NYBCL and the federal securities laws, we must indemnify and, upon request advance, expenses to a director or officer made, or threatened to be made, a party to any action or proceeding (other than a shareholder derivative action) by reason of such person being a director or officer, if such director or officer acted in good faith for a purpose which he or she reasonably believed to be in, or not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful. Indemnification would cover reasonable expenses, including attorneys’ fees, judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys’ fees).

We have entered into indemnification agreements with each of our directors and executive officers that require us to indemnify these persons against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred (including expenses of a derivative action) in connection with any proceeding, whether actual or threatened, to which any such person may be made a party by reason of the fact that the person is or was a director or officer of our Company or any of our affiliated enterprises.

II-1

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to our directors, officers and controlling persons pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

Item 15. Recent Sales of Unregistered Securities

On January 13, 2021, we entered into the Exchange Agreement. As a result of the Exchange Transaction, the shareholders of Platinum received 117,000,000 shares of our Class A common stock, representing approximately 99.00% of our Class A common stock, in exchange for 100% of the issued and outstanding common stock of Platinum. The issuance of the Class A common stock pursuant to the Exchange Agreement was exempt from registration under the Securities Act pursuant to Section 4(2) and Regulation D and Regulation S thereof.

Item 16. Exhibits

(a) The exhibits listed in the following Exhibit Index are filed as part of this Registration Statement.

Exhibit Number	Description of Exhibit

2.1*	Agreement and Plan of Share Exchange, dated January 14, 2021
3.1*	Articles of Incorporation of Registrant, as amended
3.2*	Bylaws of Registrant
5.1*	Opinion of Greenberg Traurig, LLP
10.1+*	Employment Agreement, dated December 1, 2021, by and between Yubo Beijing and Jun Wang (English Translation)
10.2+*	Employment Agreement, dated October 10, 2021, by and between Yubo Beijing and Yang Wang (English Translation)
10.3+*	Employment Agreement, dated October 10, 2021, by and between Yubo Beijing and Lina Liu (English Translation)
10.4*+	Equity Pledge Agreement, dated September 11, 2020, by and among Yubo WFOE and each of the stockholders of Yubo Beijing (English Translation)
10.5*+	Exclusive Option Agreement, dated September 11, 2020, by and among Yubo WFOE and each of the stockholders of Yubo Beijing (English Translation)
10.6*+	Exclusive Consulting Service Agreement, dated September 11, 2020, by and between Yubo WFOE and Yubo Beijing (English Translation)
10.7*+	Entrustment Technical Service Agreement, dated February 27, 2020, by and between Yubo Beijing and Beijing Zhenhuikang Biotechnology Co., Ltd. (English Translation)
10.8*+	Agreement of Joint Research and Development, dated February 17, 2020, by and between Beijing Zhenxigu Medical Research Center (L.P.) and Yubo Beijing (English Translation)
10.9*+	Cooperation Agreement, dated March 1, 2020, by and among Beijing Zhenxigu Medical Research Center (L.P.), Yubo Beijing and Huailai Huayue Hengsheng Medical Device Co., Ltd. (English Translation)
10.10*	Loan Agreement, by and between Yubo Beijing and Beijing Zhenhuikang Biotechnology Co., Ltd. (English Translation)
10.11*	Jiusi Cultural Creative Park Lease Contract, by and between Jiusicheng Investment Management (Beijing) Co., Ltd. and Yubo Beijing (English Translation)
10.12*	Indemnification Agreement by and between the Registrant and Jun Wang
10.13*	Indemnification Agreement by and between the Registrant and Yang Wang
10.14*	Indemnification Agreement by and between the Registrant and Zhihui Bai
10.15*	Indemnification Agreement by and between the Registrant and Lina Liu
10.16*+	Form of Lease Agreement between Yubo Global Biotechnology (Chengdu) Co. Ltd., our wholly-owned subsidiary, and Chengdu Liangkang Investment Co (English Translation)
10.17*+	Supplement Agreement to Lease Agreement between Yubo Global Biotechnology (Chengdu) Co. Ltd., our wholly-owned subsidiary, and Chengdu Liangkang Investment Co (English Translation)
10.18	Supplementary Agreement to Exclusive Consulting Service Agreement, dated March 8, 2022, by and between Yubo International Biotech (Chengdu) Limited and Yubo Beijing (English Translation)
16.1*	Letter from RBSM LLP, dated October 15, 2020
21.1

Subsidiaries of the Registrant: Platinum International Biotech Co., Ltd., a company organized under the laws of the Cayman Islands, Platinum International Biotech (Hong Kong) Limited, a company organized under the laws of Hong Kong, Yubo Biotech (Chengdu) Limited, a company organized under the laws of the People’s Republic of China, Yubo Jingzhi Biotechnology (Chengdu) Co. Ltd., a company organized under the laws of the People’s Republic of China, and Yubo Global Biotechnology (Chengdu) Co. Ltd, a company organized under the laws of the People’s Republic of China

23.1	Consent of Michael T. Studer CPA P.C.
23.2*	Consent of Greenberg Traurig, LLP (included in Exhibit 5.1)
24.1*	Powers of Attorney
99.1*	Pro Forma Financial Statements of the Registrant and its subsidiaries and variable interest entity Yubo Beijing as of and for the years ended December 31, 2020 and 2019
99.2	Unaudited Condensed Consolidating Financial Statements of the Registrant and its subsidiaries and variable interest entity, Yubo Beijing, as of and for the years ended December 31, 2021 and 2020
107	Filing Fee Table

_______________

+	Certain portions of this exhibit containing personally identifiable information have been redacted.
*	Previously filed.

II-2

Item 17. Undertakings

(a) The undersigned Registrant hereby undertakes:

(1) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(i) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(ii) to reflect in the prospectus any facts or events arising after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the Commission pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective Registration Statement; and

(iii) to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement;

provided, however, that paragraphs (a)(1)(i), (a)(1)(ii) and (a)(1)(iii) do not apply if the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the Commission by the Registrant pursuant to Section 13 or Section 15(d) of the Exchange Act that are incorporated by reference in the Registration Statement.

(2) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(3) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(4) That, for the purpose of determining liability of the registrant under the Securities Act to any purchaser in the initial distribution of the securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this Registration Statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to such purchaser:

(i) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424;

(ii) any free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(iii) the portion of any other free writing prospectus relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned registrant; and

(iv) any other communication that is an offer in the offering made by the undersigned registrant to the purchaser.

II-3

(b) Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(c) The undersigned Registrant hereby undertakes that:

(1) for purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant pursuant to Rule 424(b)(1) or (4) or 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(2) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the issuer is relying on Rule 430B:

(i) each prospectus filed by the undersigned issuer pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(ii) each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (vii), or (x) for the purpose of providing the information required by section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the issuer is relying on Rule 430C, each prospectus filed pursuant to Rule 424(b) as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

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SIGNATURES

Pursuant to the requirements of the Securities Act, the registrant has duly caused this Amendment No. 6 to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Beijing, China on April 20, 2022.

Yubo International Biotech Limited,
a New York corporation

By:	/s/ Jun Wang
Jun Wang
Its:	Chief Executive Officer, President and Director
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

By:	/s/ Jun Wang	April 20, 2022
Jun Wang
Its:	Chief Executive Officer, President and Director
(Principal Executive Officer)

By:	*	April 20, 2022
Lina Liu
Its:	Chief Financial Officer
(Principal Financial and Accounting Officer)

By:	*	April 20, 2022
Yang Wang
Its:	Director

By:	*	April 20, 2022
Zhihui Bai
Its:	Director

*By:	/s/ Jun Wang	April 20, 2022
Jun Wang
Attorney-in-fact

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